Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.60875%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,229,237.37

Principal:
Principal Collections	$20,719,993.04
Prepayments in Full	$8,105,696.32
Liquidation Proceeds	$295,911.99
Recoveries	$26,811.91
Sub Total	$29,148,413.26
Collections	$30,377,650.63

Purchase Amounts:
Purchase Amounts Related to Principal	$264,796.11
Purchase Amounts Related to Interest	$612.74
Sub Total	$265,408.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,643,059.48

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,643,059.48
Servicing Fee	$545,046.18	$545,046.18	$0.00	$0.00	$30,098,013.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,098,013.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,098,013.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,098,013.30
Interest - Class A-3 Notes	$496,187.82	$496,187.82	$0.00	$0.00	$29,601,825.48
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$29,385,025.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,385,025.48
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$29,297,012.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,297,012.15
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$29,233,870.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,233,870.15
Regular Principal Payment	$26,615,932.03	$26,615,932.03	$0.00	$0.00	$2,617,938.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,617,938.12
Residual Released to Depositor	$0.00	$2,617,938.12	$0.00	$0.00	$0.00
Total		$30,643,059.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,615,932.03
Total					$26,615,932.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,615,932.03	$58.95	$496,187.82	$1.10	$27,112,119.85	$60.05
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$26,615,932.03	$16.93	$864,143.15	$0.55	$27,480,075.18	$17.48

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$356,542,147.77	0.7896836	$329,926,215.74	0.7307336
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$570,632,147.77	0.3630460	$544,016,215.74	0.3461125

Pool Information
Weighted Average APR	2.315%	2.307%
Weighted Average Remaining Term	35.24	34.41
Number of Receivables Outstanding	41,361	40,538
Pool Balance	$654,055,413.38	$624,245,027.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$603,288,600.51	$576,225,512.69
Pool Factor	0.3807022	0.3633507

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$48,019,514.87
Targeted Overcollateralization Amount	$80,228,811.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,228,811.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$423,988.36
(Recoveries)		114	$26,811.91
Net Loss for Current Collection Period			$397,176.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7287%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7585%
Second Prior Collection Period			0.6005%
Prior Collection Period			0.7581%
Current Collection Period			0.7457%
Four Month Average (Current and Prior Three Collection Periods)			0.7157%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2778	$11,535,427.99
(Cumulative Recoveries)			$1,328,754.86
Cumulative Net Loss for All Collection Periods			$10,206,673.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5941%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,152.42
Average Net Loss for Receivables that have experienced a Realized Loss			$3,674.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	413	$7,920,527.76
61-90 Days Delinquent	0.14%	43	$882,785.30
91-120 Days Delinquent	0.03%	9	$165,381.65
Over 120 Days Delinquent	0.17%	41	$1,044,948.42
Total Delinquent Receivables	1.60%	506	$10,013,643.13

Repossession Inventory:
Repossessed in the Current Collection Period		29	$668,232.01
Total Repossessed Inventory		44	$1,085,676.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2243%
Prior Collection Period			0.2224%
Current Collection Period			0.2294%
Three Month Average			0.2254%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3353%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer